Document And Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	Acasti Pharma Inc.
Entity Central Index Key	0001444192
Trading Symbol	acst
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding (in shares)	78,132,734
Document Type	20-F
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Shell Company	false